Secured Term Loan Facilities and Revolving Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Annual Principal Payments to Term Loans and Revolving Credit Facilities
The table below represents the annual principal payments to be made under our term loans and revolving credit facilities after December 31, 2019 and 2020:

	December 31, 2019	December 31, 2020
	(in thousands)
Due within one year	$66,534	$67,936
Due in two years	66,534	124,479
Due in three years	259,053	202,353
Due in four years	193,078	175,413
Due in five years	9,150	54,388
Due in more than five years*	122,593	61,361

Total secured term loans and revolving credit facilities	$716,942	$685,930
Less: current portion	66,534	67,936

Secured term loan facilities and revolving credit facility, non-current portion*	$650,408	$617,994

*
Includes amounts relating to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity (Please read Note 9—Variable Interest Entities to our consolidated financial statements)

Schedule of Breakdown of Secured Term Loan Facilities and Total Deferred Financing Costs Split Between Current and Non-Current Liabilities
The following table shows the breakdown of secured term loan facilities and total deferred financing costs split between current and non-current
liabilities as of December 31, 2019 and 2020:

	December 31, 2019	December 31, 2020
	(in thousands)
Current Liability
Current portion of secured term loan facilities	$66,534	$67,936
Less: current portion of deferred financing costs	(1,831)	(2,274)

Current portion of secured term loan facilities, net of deferred financing costs	$64,703	$65,662

Non-Current Liability
Secured term loan facilities and revolving credit facilities net of current portion*	$650,408	$617,994
Less: non-current portion of deferred financing costs*	(3,680)	(4,183)

Non-current secured term loan facilities and revolving credit facilities, net of current portion and non-current deferred financing costs	$646,728	$613,811

*
Includes amounts relating to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with a financial institution) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity Please read Note 9—Variable Interest Entities to our consolidated financial statements.

Senior Secured Bonds [Member]
Schedule of Breakdown of Secured Term Loan Facilities and Total Deferred Financing Costs Split Between Current and Non-Current Liabilities
The following table shows the breakdown of our senior secured bond and total deferred financing costs as of December 31, 2019 and 2020:

	December 31, 2019	December 31, 2020
	(in thousands)
Senior Secured Bond
Total Bond	$68,368	$70,299
Less deferred financing costs	(865)	(719)

Total Bond, net of deferred financing costs	$67,503	$69,580

2020 Senior Unsecured Bonds [Member]
Schedule of Breakdown of Secured Term Loan Facilities and Total Deferred Financing Costs Split Between Current and Non-Current Liabilities
The following table shows the breakdown of our senior unsecured bonds and total deferred financing costs as of December 31, 2019 and 2020:

	December 31, 2019	December 31, 2020
	(in thousands)
Senior Unsecured Bonds
Total 2017 Bonds	$100,000	$—
Total 2020 Bonds	—	100,000
Less deferred financing costs	(1,487)	(1,842)

Total Bonds, net of deferred financing costs	$98,513	$98,158